CURRENT AND LONG-TERM LIABILITIES	12 Months Ended
Dec. 31, 2013
Payables and Accruals [Abstract]
CURRENT AND LONG-TERM LIABILITIES
CURRENT AND LONG-TERM LIABILITIES

Current liabilities consist of the following at December 31, 2013 and December 25, 2012:

	2013	2012
Accrued compensation	$27,933	$24,060
Accrued interest	2,373	4,957
Other accrued expenses	6,466	6,972
Total accrued expenses	$36,772	$35,989

Taxes payable other than federal income taxes	$20,000	$16,211
Federal income taxes payable	455	467
Total accrued taxes	$20,455	$16,678

Advance deposits from members	$17,305	$12,489
Unearned dues	32,438	11,916
Deferred membership revenues	10,883	16,519
Insurance reserves	8,175	8,659
Distributions to owners declared, but unpaid	7,654	—
Other current liabilities	2,845	3,332
Total other current liabilities	$79,300	$52,915

Other long-term liabilities consist of the following at December 31, 2013 and December 25, 2012:

	2013	2012
Uncertain tax positions	$56,105	$52,713
Deferred membership revenues	42,773	41,218
Casualty insurance loss reserves - long term portion	11,255	10,936
Above market lease intangibles	1,347	2,040
Deferred rent	22,716	19,127
Accrued interest on notes payable related to Non-Core Development Entities	21,111	20,029
Other	2,637	2,975
Total other long-term liabilities	$157,944	$149,038